UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey L. Gendell
           --------------------------------------------------
Address:   1 Sound Shore Drive, Suite 304
           --------------------------------------------------
           Greenwich Connecticut 06830-7251
           --------------------------------------------------


Form 13F File Number:  028-06950
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey L. Gendell
           ----------------------------------------------------
Title:     Authorized Signatory
           ----------------------------------------------------
Phone:     203-769-2000
           ----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Jeffrey L. Gendell         Greenwich, Connecticut    May 10, 2013
----------------------------   ------------------------  --------------------
       [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                   77
                                               -------------

Form 13F Information Table Value Total:              579,322
                                               -------------
                                                 (thousands)


List of Other Included Managers:

No.       Form 13F File Number       Name

1         028-06950                  Tontine Asset Management, LLC

2         028-06950                  TTR Associates LLC

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERIANA BANCORP              COM        023613102     2,393     261,786 SH         DEFINED          261,786     0       0
AMERIANA BANCORP              COM        023613102       158      17,270 SH         DEFINED    1      17,270     0       0
BANK OF AMERICA CORPORATION   COM        060505104     1,886     154,810 SH         DEFINED          154,810     0       0
BANK OF AMERICA CORPORATION   COM        060505104    13,620   1,118,190 SH         DEFINED    1   1,118,190     0       0
BANK OF AMERICA CORPORATION   COM        060505104    10,742     881,900 SH         DEFINED    2     881,900     0       0
BANK OF AMERICA CORPORATION   COM        060505104     6,151     505,000 SH  CALL   DEFINED          505,000     0       0
BANK OF AMERICA CORPORATION   COM        060505104    26,172   2,148,800 SH  CALL   DEFINED    1   2,148,800     0       0
BROADWIND ENERGY INC          COM NEW    11161T207     1,748     400,031 SH         DEFINED          400,031     0       0
BROADWIND ENERGY INC          COM NEW    11161T207     4,843   1,108,265 SH         DEFINED    1   1,108,265     0       0
CAMCO FINL CORP               COM        132618109     1,247     359,250 SH         DEFINED          359,250     0       0
CAMCO FINL CORP               COM        132618109     1,576     454,296 SH         DEFINED    1     454,296     0       0
CAPITAL ONE FINL CORP         COM        14040H105     4,996      90,915 SH         DEFINED    1      90,915     0       0
CAPITAL ONE FINL CORP         COM        14040H105     1,021      18,581 SH         DEFINED    2      18,581     0       0
CITIGROUP INC                 COM NEW    172967424     1,062      24,000 SH         DEFINED           24,000     0       0
CITIGROUP INC                 COM NEW    172967424    21,501     486,000 SH         DEFINED    1     486,000     0       0
CITIGROUP INC                 COM NEW    172967424    10,750     243,000 SH         DEFINED    2     243,000     0       0
CITIGROUP INC                 COM NEW    172967424     9,538     215,600 SH  CALL   DEFINED          215,600     0       0
CITIGROUP INC                 COM NEW    172967424    31,331     708,200 SH  CALL   DEFINED    1     708,200     0       0
DELTA AIR LINES INC DEL       COM NEW    247361702     3,601     218,092 SH         DEFINED    1     218,092     0       0
DELTA AIR LINES INC DEL       COM NEW    247361702     4,730     286,507 SH         DEFINED    2     286,507     0       0
DUCOMMUN INC DEL              COM        264147109     2,045     103,349 SH         DEFINED    2     103,349     0       0
EXIDE TECHNOLOGIES            COM NEW    302051206       557     206,187 SH         DEFINED          206,187     0       0
EXIDE TECHNOLOGIES            COM NEW    302051206    17,470   6,470,324 SH         DEFINED    1   6,470,324     0       0
EXIDE TECHNOLOGIES            COM NEW    302051206       293     108,680 SH         DEFINED    2     108,680     0       0
FIDELITY SOUTHERN CORP NEW    COM        316394105     5,614     488,149 SH         DEFINED          488,149     0       0
FIRST BANCSHARES INC MS       COM        318916103       274      39,157 SH         DEFINED           39,157     0       0
FIRST DEFIANCE FINL CORP      COM        32006W106     1,814      77,770 SH         DEFINED           77,770     0       0
FIRST FED NORTHN MICH BANCOR  COM        32021X105       663     141,680 SH         DEFINED          141,680     0       0
FREEPORT-MCMORAN COPPER & GO  COM        35671D857    15,163     458,100 SH         DEFINED    1     458,100     0       0
FREEPORT-MCMORAN COPPER & GO  COM        35671D857     7,698     232,567 SH         DEFINED    2     232,567     0       0
FREEPORT-MCMORAN COPPER & GO  COM        35671D857    35,652   1,077,100 SH  CALL   DEFINED    1   1,077,100     0       0
HMN FINL INC                  COM        40424G108     2,069     353,706 SH         DEFINED          353,706     0       0
HEWLETT PACKARD CO            COM        428236103     1,254      52,595 SH         DEFINED    1      52,595     0       0
HEWLETT PACKARD CO            COM        428236103     2,908     121,990 SH         DEFINED    2     121,990     0       0
HEWLETT PACKARD CO            COM        428236103    38,642   1,620,900 SH  CALL   DEFINED    1   1,620,900     0       0
HAWTHORN BANCSHARES INC       COM        420476103     4,138     375,884 SH         DEFINED          375,884     0       0
INNOSPEC INC                  COM        45768S105     2,558      57,770 SH         DEFINED           57,770     0       0
INNOSPEC INC                  COM        45768S105     9,202     207,809 SH         DEFINED    1     207,809     0       0
INTEGRATED ELECTRICAL SVC     COM        45811E301    46,000   7,076,847 SH         DEFINED        7,076,847     0       0
INTEGRATED ELECTRICAL SVC     COM        45811E301     9,605   1,477,646 SH         DEFINED    1   1,477,646     0       0
JPMORGAN CHASE & CO           COM        46625H100       949      20,000 SH         DEFINED           20,000     0       0
JPMORGAN CHASE & CO           COM        46625H100     6,170     130,000 SH         DEFINED    1     130,000     0       0
JPMORGAN CHASE & CO           COM        46625H100     3,201      67,450 SH         DEFINED    2      67,450     0       0
JPMORGAN CHASE & CO           COM        46625H100     2,610      55,000 SH  CALL   DEFINED           55,000     0       0
JPMORGAN CHASE & CO           COM        46625H100    16,089     339,000 SH  CALL   DEFINED    1     339,000     0       0


                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----

KRONOS WORLDWIDE INC          COM        50105F105     2,354     150,429 SH         DEFINED    2     150,429     0       0
LSB INDS INC                  COM        502160104     2,654      76,317 SH         DEFINED    2      76,317     0       0
MATERION CORP                 COM        576690101     4,792     168,138 SH         DEFINED    2     168,138     0       0
MERITOR INC                   COM        59001K100     2,670     564,516 SH         DEFINED    1     564,516     0       0
MERITOR INC                   COM        59001K100     4,809   1,016,763 SH         DEFINED    2   1,016,763     0       0
MUTUALFIRST FINL INC          COM        62845B104     3,790     264,086 SH         DEFINED          264,086     0       0
MUTUALFIRST FINL INC          COM        62845B104       844      58,786 SH         DEFINED    2      58,786     0       0
NEWMONT MINING CORP           COM        651639106     9,944     237,375 SH         DEFINED    1     237,375     0       0
NEWMONT MINING CORP           COM        651639106     4,096      97,775 SH         DEFINED    2      97,775     0       0
NEWMONT MINING CORP           COM        651639106     6,045     144,300 SH  CALL   DEFINED    1     144,300     0       0
OM GROUP INC                  COM        670872100       853      36,350 SH         DEFINED    1      36,350     0       0
OM GROUP INC                  COM        670872100       447      19,050 SH         DEFINED    2      19,050     0       0
OMNOVA SOLUTIONS INC          COM        682129101     3,162     412,214 SH         DEFINED    1     412,214     0       0
OMNOVA SOLUTIONS INC          COM        682129101       120      15,660 SH         DEFINED    2      15,660     0       0
PATRICK INDS INC              COM        703343103    58,609   3,718,873 SH         DEFINED        3,718,873     0       0
PATRICK INDS INC              COM        703343103     4,078     258,763 SH         DEFINED    1     258,763     0       0
PEOPLES BANCORP N C INC       COM        710577107     4,095     366,604 SH         DEFINED          366,604     0       0
PEOPLES BANCORP N C INC       COM        710577107     1,579     141,361 SH         DEFINED    1     141,361     0       0
PREFORMED LINE PRODS CO       COM        740444104     9,543     136,386 SH         DEFINED    1     136,386     0       0
PREFORMED LINE PRODS CO       COM        740444104       199       2,841 SH         DEFINED    2       2,841     0       0
TIDEWATER INC                 COM        886423102       947      18,750 SH         DEFINED    1      18,750     0       0
TIDEWATER INC                 COM        886423102     6,709     132,860 SH         DEFINED    2     132,860     0       0
UNITED CONTL HLDGS INC        COM        910047109     2,431      75,935 SH         DEFINED    1      75,935     0       0
UNITED CONTL HLDGS INC        COM        910047109     4,893     152,844 SH         DEFINED    2     152,844     0       0
UNITED BANCSHARES INC OHIO    COM        909458101     2,062     168,446 SH         DEFINED          168,446     0       0
UNITED CMNTY FINL CORP OHIO   COM        909839102     2,158     556,267 SH         DEFINED          556,267     0       0
UNITED CMNTY FINL CORP OHIO   COM        909839102       835     215,245 SH         DEFINED    2     215,245     0       0
WESTMORELAND COAL CO          COM        960878106    24,104   2,121,820 SH         DEFINED        2,121,820     0       0
WILLBROS GROUP INC DEL        COM        969203108    11,885   1,210,324 SH         DEFINED    1   1,210,324     0       0
WILLBROS GROUP INC DEL        COM        969203108     2,849     290,135 SH         DEFINED    2     290,135     0       0
WINNEBAGO INDS INC            COM        974637100       829      40,160 SH         DEFINED    1      40,160     0       0
WINNEBAGO INDS INC            COM        974637100     3,233     156,642 SH         DEFINED    2     156,642     0       0